Cash and Cash Equivalents - Schedule of Cash And Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash at bank
Total cash and cash equivalents	¥ 1,706,880	$ 267,716	¥ 1,010,076	$ 158,426	¥ 308,972	¥ 401,597
USD deposits
Cash at bank
Total cash and cash equivalents	1,645,948		975,810
RMB deposits
Cash at bank
Total cash and cash equivalents	57,595		28,113
Australian Dollar deposit
Cash at bank
Total cash and cash equivalents	¥ 3,337		¥ 6,153